Segment Information - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights	€ 33	€ 38
Depreciation	97	103
Impairment losses / (reversals) on financial assets, excluding receivables	59	92
Impairment losses / (reversals) on non- financial assets and receivables	60	46
Operating segments [member] | Americas [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights	24	34
Depreciation	64	67
Impairment losses / (reversals) on financial assets, excluding receivables	59	78
Impairment losses / (reversals) on non- financial assets and receivables	32	17
Operating segments [member] | United Kingdom [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights	2	2
Depreciation	12	11
Impairment losses / (reversals) on non- financial assets and receivables	0	11
Operating segments [member] | Holding and other activities [member]
Disclosure of other selected income statement [line items]
Depreciation	14	17
Impairment losses / (reversals) on non- financial assets and receivables	7	18
Operating segments [member] | Asset management [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights	6
Depreciation	2	2
Impairment losses / (reversals) on non- financial assets and receivables	0
Operating segments [member] | International [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights	1	3
Depreciation	5	6
Impairment losses / (reversals) on financial assets, excluding receivables		€ 13
Impairment losses / (reversals) on non- financial assets and receivables	€ 21